Derivative financial instruments (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Summary of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument

Below is the composition of the derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and by maturity:

	March 31, 2020
	Notional	Fair Value	%	Up to 3 months	From 3 to 12 months	Above 12 months
Assets
Options	380,556,621	7,156,611	84	2,612,257	2,482,728	2,061,626
Swap contracts	3,864,467	789,707	8	392,631	11,953	385,123
Forward contracts	707,973	567,259	7	545,521	3,679	18,059
Future contracts	6,201	1,216	1	1,216	—	—

Total	385,135,262	8,514,793	100	3,551,625	2,498,360	2,464,808

Liabilities
Options	439,211,735	6,469,055	86	1,932,259	2,354,129	2,182,667
Swap contracts	2,915,357	425,108	6	22,309	13,866	388,933
Forward contracts	4,223,982	631,912	8	558,697	73,152	63

Total	446,351,074	7,526,075	100	2,513,265	2,441,147	2,571,663

	December 31, 2019
	Notional	Fair Value	%	Up to 3 months	From 3 to 12 months	Above 12 months
Assets
Options	498,484,022	2,742,035	67	1,837,073	577,177	327,785
Swap contracts	3,955,473	1,133,768	27	10,418	700,668	422,682
Forward contracts	1,857,542	187,392	5	159,163	28,175	54
Future contracts	15,920,584	21,809	1	21,809	—	—

Total	520,217,621	4,085,004	100	2,028,463	1,306,020	750,521

Liabilities
Options	488,482,756	2,741,592	85	1,745,532	637,393	358,667
Swap contracts	3,420,857	485,164	14	15,838	40,687	428,639
Forward contracts	164,209	2,480	1	1,693	325	462

Total	492,067,822	3,229,236	100	1,763,063	678,405	787,768

Below is the composition of the Derivative financial instruments portfolio (assets and liabilities) by type of instrument, stated fair value and by maturity:

	2019
	Fair Value	%	Up to 3 months	From 3 to 12 months	Above 12 months
Assets
Swap contracts	1,133,768	27	10,418	700,668	422,682
Forward contracts	187,392	5	159,163	28,175	54
Future contracts	21,809	1	21,809	—	—
Options	2,742,035	67	1,837,073	577,177	327,785

Total	4,085,004	100	2,028,463	1,306,020	750,521

Liabilities
Options	2,741,592	85	1,745,532	637,393	358,667
Forward contracts	2,480	1	1,693	325	462
Swap contracts	485,164	14	15,838	40,687	428,639

Total	3,229,236	100	1,763,063	678,405	787,768

	2018
	Fair value	%	Up to 3 months	From 3 to 12 months	Above 12 months
Assets
Swap contracts	244,262	14	4,675	25,054	214,533
Forward contracts	573,963	34	363,863	210,100	—
Future contracts	6,599	1	4,613	1,986	—
Options	867,207	51	255,281	234,742	377,184

Total	1,692,031	100	628,432	471,882	591,717

Liability
Options	726,497	73	128,470	217,387	380,640
Forward contracts	17,170	2	16,972	25	173
Swap contracts	247,732	25	7,710	25,094	214,928

Total	991,399	100	153,152	242,506	595,741

Summary of positions with derivative financial instruments

Positions with derivative financial instruments as of December 31, 2019 and 2018 are shown below:

	2019
	Assets		Liabilities
	Fair value	Notional	Fair value	Notional
Swaps	1,133,768	3,955,473	485,164	3,420,857
Forward contracts	187,392	1,857,542	2,480	164,209
Futures contracts	21,809	15,920,584	—	—
Options	2,742,035	498,484,022	2,741,592	488,482,756

Total	4,085,004	520,217,621	3,229,236	492,067,822

	2018
	Assets		Liabilities
	Fair value	Notional	Fair value	Notional
Swaps	244,262	3,454,728	247,732	3,981,304
Forward contracts	573,963	809,202	17,170	19,142
Futures contracts	6,599	5,679,425	—	—
Options	867,207	78,746,383	726,497	82,579,675

Total	1,692,031	88,689,738	991,399	86,580,121

Summary of derivatives financial instruments by index

Derivatives financial instruments by index:

	2019		2018
	Notional	Fair Value	Notional	Fair Value
Swap Contracts
Asset Position
Interest	3,955,473	1,133,768	3,454,728	244,262
Liability Position
Interest	3,420,857	(485,164)	3,981,304	(247,732)
Forward Contracts
Asset Position
Foreign exchange	1,710,648	40,499	239,478	4,239
Share	—	—	342,681	342,681
Interest	146,893	146,893	227,043	227,043
Liability Position
Foreign exchange	162,551	(822)	2,234	(262)
Shares	1,658	(1,658)	16,908	(16,908)
Future Contracts
Purchase commitments
Foreign exchange	965	329	5,679,425	6,599
Interest	15,919,619	21,480	—	—
Options
Purchase commitments
Foreign exchange	37,500	82,369	1,734,063	115,570
Share	1,770,220	210,448	5,500,627	365,631
Commodities	—	—	213	1,582
Interest	496,676,302	2,449,218	71,511,480	384,424
Commitments to sell
Foreign exchange	37,500	(94,612)	2,059,104	(171,918)
Shares	2,511,960	(229,291)	3,245,796	(172,748)
Commodities	—	—	130	(1,391)
Interest	485,933,296	(2,417,689)	77,274,645	(380,440)
Assets		4,085,004		1,692,031
Liabilities		(3,229,236)		(991,399)

Net		855,768		700,632